Securitizations and Variable Interest Entities, Residential Mortgage Servicing Rights (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment speed	11.50%	11.70%	12.10%
Discount rate	7.00%	6.50%	7.30%
Cost to service ($ per loan)	132	132	223